HOLDING COMPANY ONLY FINANCIAL STATEMENTS	3 Months Ended
Dec. 31, 2013
HOLDING COMPANY ONLY FINANCIAL STATEMENTS [Abstract]
HOLDING COMPANY ONLY FINANCIAL STATEMENTS

NOTE 20 - HOLDING COMPANY ONLY FINANCIAL STATEMENTS

The following balance sheets, statements of operations and statements of cash flows for Poage Bankshares, Inc. should be read in conjunction with the consolidated financial statements and notes thereto.

BALANCE SHEETS

December 31, 2013 and

September 30, 2013 and 2012

(In thousands)

	December 31,	September 30,
	2013	2013	2012
ASSETS
Cash and cash equivalents	$9,008	$9,327	$12,428
Investment in subsidiary	46,054	45,659	45,285
ESOP note receivable	2,477	2,579	2,678
Other assets	506	469	221

Total assets	58,045	58,034	60,612

LIABILITIES AND SHAREHOLDERS' EQUITY

Other liabilities	387	129	30

Total shareholders' equity	57,658	57,905	60,582

Total liabilities and shareholders' equity	$58,045	$58,034	$60,612

STATEMENTS OF OPERATIONS

Three months ended December 31, 2013 and 2012 (2012 unaudited) and

Years ended September 30, 2013 and 2012

(in thousands)

	Three months ended		Year ended
	December 31,		September 30,
	2013	2012	2013	2012

Interest and dividend income	$21	$22	$85	$92
Total interest and dividend income	21	22	85	92
Noninterest expense	664	122	811	482
Loss before income taxes and equity in undistributed income of subsidiary	(643)	(100)	(726)	(390)
Income tax benefit	(108)	(34)	(247)	(133)
Net loss before equity in undistributed income of subsidiary	(535)	(66)	(479)	(257)
Equity in undistributed income of subsidiary	375	500	2,635	1,836

Net income (loss)	$(160)	$434	$2,156	$1,579

STATEMENTS OF CASH FLOWS

Three months ended December 31, 2013 and 2012 and

Years Ended September 30, 2013 and 2012 (2012 unaudited)

(in thousands)

	Three months ended		Years ended
	December 31,		September 30,
	2013	2012	2013	2012
Cash flows from operating activities:
Net income (loss)	$(160)	$434	$2,156	$1,579
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Deferred income tax benefit	(71)	-	(225)	-
Equity in undistributed net income of subsidiary	(375)	(500)	(2,635)	(1,836)
Share based compensation expense	132	-	228	-
(Increase) decrease in other assets	(9)	36	(67)	(221)
Increase (decrease) in other liabilities	258	55	99	(170)

Net cash provided (used) by operating activities	(225)	25	(444)	(648)

Cash flows from investing activities:
Payments received loan to ESOP	102	99	99	20

Net cash provided by investing activities	102	99	99	20

Cash flows from financing activities:
Stock repurchases	(71)	-	(2,258)	-
Dividends paid	(125)	(135)	(498)	(405)

Net cash used by financing activities	(196)	(135)	(2,756)	(405)

Net decrease in cash and cash equivalents	(319)	(11)	(3,101)	(1,033)
Cash and cash equivalents at beginning of period	9,327	12,428	12,428	13,461

Cash and cash equivalents at end of period	$9,008	$12,417	$9,327	$12,428